Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current:
Trade receivables	$ 9	$ 14
Accrued expenses, net	28	9
Tax credit carryforwards	29	55
Outside basis difference		(135)
Total current deferred income tax asset (liability)	66	(57)
Valuation allowance	(17)	(14)
Net current deferred income tax asset (liability)	49	(71)
Less: amounts classified as related to discontinued operations		(5)
Net current deferred income tax asset (liability)-continuing operations	49	(76)
Long-term:
Property and equipment	(22)	7
Intangible assets	(1,083)	(1,302)
Net operating loss carryforwards	101	111
Stock compensation	56	60
U.S. income taxes on non-U.S. unremitted earnings	(20)	(40)
Other, net	(10)	(2)
Total long-term deferred income tax liability	(978)	(1,166)
Valuation allowance	(48)	(52)
Net long-term deferred income tax liability	(1,026)	(1,218)
Less: amounts classified as related to discontinued operations		101
Net long-term deferred income tax asset (liability)-continuing operations	$ (1,026)	$ (1,117)